15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Geographic information

	December 31, 2017	December 31, 2016
Non-current assets
Portugal	$ 1,498,490	$ 1,586,395
Kosovo	143,155	159,148
	$ 1,641,645	$ 1,745,543

	Years ended
	December 31, 2017	December 31, 2016
Mineral exploration expenses
Portugal	$ 1,405,528	$ 1,110,817
Kosovo	235,563	(22,016)
Germany	29,621	-
Others	72,101	69,077
	$ 1,742,813	$ 1,157,878